Employee plans - Summary of Changes in Level 3 Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Postretirement Plans
Change in plan assets
Fair value of plan assets at beginning of year	$ 3.2	$ 5.2
Fair value of plan assets at end of year	3.1	3.2
U.S. Plans | Other Postretirement Plans | Insurance Contracts
Change in plan assets
Fair value of plan assets at beginning of year	3.2
Fair value of plan assets at end of year	3.1	3.2
U.S. Plans | Other Postretirement Plans | Level 3 | Insurance Contracts
Change in plan assets
Fair value of plan assets at beginning of year	3.2	5.2
Realized gains (losses)	(0.3)	(2.8)
Purchases or acquisitions	0.2	0.8
Sales or dispositions	0.0	0.0
Currency and unrealized gains (losses) relating to instruments still held	0.0	0.0
Fair value of plan assets at end of year	3.1	3.2
U.S. Plans | Pension Plans
Change in plan assets
Fair value of plan assets at beginning of year	1,817.9	2,440.1
Fair value of plan assets at end of year	1,383.1	1,817.9
U.S. Plans | Pension Plans | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0.0
Fair value of plan assets at end of year	0.0	0.0
International Plans | Pension Plans
Change in plan assets
Fair value of plan assets at beginning of year	1,486.2	1,444.3
Fair value of plan assets at end of year	1,321.5	1,486.2
International Plans | Pension Plans | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	510.6
Fair value of plan assets at end of year	456.8	510.6
International Plans | Pension Plans | Level 3 | Insurance Contracts
Change in plan assets
Fair value of plan assets at beginning of year	510.6	100.3
Realized gains (losses)	0.0	0.0
Purchases or acquisitions	6.2	375.6
Sales or dispositions	(31.0)	(13.8)
Currency and unrealized gains (losses) relating to instruments still held	(29.0)	48.5
Fair value of plan assets at end of year	$ 456.8	$ 510.6